Short-Term Investments (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Debt Disclosure [Abstract]
Due in one year or less	$ 9,461,918	$ 4,744,328
Due after one year through five years
Due after five years through ten years
Due after ten years
Total	$ 9,461,918	$ 4,744,328